Discontinued operations and assets included in disposal groups classified as held for sale and associated liabilities - Income statement (Narrative) (Details) - GBP (£) £ in Millions		5 Months Ended	12 Months Ended
		May 31, 2017	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Condensed Income Statements, Captions [Line Items]
Administration and general expenses			£ 2,300	£ 2,457	[1]	£ 2,740	[1]
Total loss in respect of the discontinued operation			0	0	[1]	2,195	[1]
Loss on sale			0	0		£ (1,060)
Barclay's Africa Banking Group Limited (BAGL) [member]
Condensed Income Statements, Captions [Line Items]
Administration and general expenses	[2]	£ 1,634	£ 0	£ 0
Total loss in respect of the discontinued operation		2,195
Loss on sale		(60)
Other comprehensive income that may be recycled to profit or loss		1,375
Group's remaining holding			14.90%
Barclay's Africa Banking Group Limited (BAGL) [member] | Impairment charge [member]
Condensed Income Statements, Captions [Line Items]
Administration and general expenses		£ 1,090

[1]

From 2 019, due to an IAS 12 update, the tax relief on payments in relation to AT1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £ 211 m and 2017 by £ 174 m. This change does not impact EPS . Further detail can be found in Note 1

[2]	Includes impairment of £1,090m in 2017